Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Parenthetical) (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Expense related to issuance of debt	$ 428,452	$ 1,868,501
Discount related to issuance of debt	428,452	1,868,501
Fees related to the issuance of cost	(337,691)	(313,275)
Amortized cost	$ 90,761	$ 1,555,266